Operating Expense - Summary of Operating Expenses and Other Operating Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	€ (35,166)	€ (59,097)	€ (66,170)
General and administrative expenses	(16,153)	(14,270)	(17,265)
Marketing and market access expenses	(1,539)	(11,216)	(13,708)
Reorganization and restructuring expenses	(142)	(5,308)	0
Other operating income (expenses)	(763)	(764)	(1,649)
TOTAL	53,763	90,655	98,793
Current provisions	313	1,031	2,061
Research tax credit litigation
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Current provisions	1,800	1,800
Raw materials & consumables used
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(1,305)	(1,876)	(2,017)
General and administrative expenses	(161)	(202)	(177)
Marketing and market access expenses	(1)	(7)	(8)
Reorganization and restructuring expenses	(5)	0	0
Other operating income (expenses)	0	0	0
TOTAL	1,472	2,085	2,202
Contracted research & development activities conducted by third parties
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(18,808)	(39,216)	(41,509)
General and administrative expenses	(85)	(92)	(59)
Marketing and market access expenses	(1)	(2)	0
Reorganization and restructuring expenses	0	0	0
Other operating income (expenses)	0	0	0
TOTAL	18,895	39,310	41,568
Employee expenses
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(8,192)	(11,554)	(11,740)
General and administrative expenses	(7,379)	(6,936)	(7,598)
Marketing and market access expenses	(783)	(1,298)	(1,645)
Reorganization and restructuring expenses	0	8	0
Other operating income (expenses)	0	0	0
TOTAL	16,354	19,779	20,984
Other expenses (maintenance, fees, travel, taxes)
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(4,593)	(5,465)	(6,188)
General and administrative expenses	(8,003)	(6,545)	(8,972)
Marketing and market access expenses	(741)	(9,818)	(11,979)
Reorganization and restructuring expenses	(2,343)	(2,141)	0
Other operating income (expenses)	(338)	(684)	(1,668)
TOTAL	16,019	24,655	28,807
Depreciation, amortization & impairment charges
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(2,247)	(985)	(4,716)
General and administrative expenses	(541)	(495)	(458)
Marketing and market access expenses	(13)	(90)	(76)
Reorganization and restructuring expenses	2,206	(3,175)	0
Other operating income (expenses)	4	0	0
TOTAL	591	4,746	5,251
Gain / (loss) on disposal of property, plant & equipment
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(19)	0	0
General and administrative expenses	15	0	0
Marketing and market access expenses	0	0	0
Reorganization and restructuring expenses	0	0	0
Other operating income (expenses)	(429)	(80)	19
TOTAL	€ 433	€ 80	€ (19)